Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total Liabilities	13,401,040	13,242,334	13,150,000
Additional paid-in capital	5,407,195	5,189,387
Accumulated deficit	(408,237)	(190,427)	(2,062)
Total Stockholders’ Equity (deficit)	5,000,004	5,000,004	5,000,010
As Previously Reported [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		333,100,530	333,288,890
Class A Common Stock	332,882,720	169	167
Additional paid-in capital			5,001,029
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	171
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	66,126,490	28,046,317	28,883,589
Total Liabilities	66,126,490	28,046,317	28,883,589
Additional paid-in capital	38,860,281	780,480
Accumulated deficit	(38,860,942)	(780,769)	(1,618,041)
Total Stockholders’ Equity (deficit)
Adjustment [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		(28,046,317)	(28,883,589)
Class A Common Stock	(66,126,490)	289	289
Additional paid-in capital			1,617,752
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	661
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	66,126,490	28,046,317	28,883,589
Total Liabilities	79,527,530	41,288,651	42,033,589
Additional paid-in capital	44,267,476	5,969,867
Accumulated deficit	(39,269,179)	(971,196)	(1,620,103)
Total Stockholders’ Equity (deficit)	5,000,004	5,000,004	5,000,010
As Restated [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock, subject to redemption		305,054,213	304,405,301
Class A Common Stock	266,756,230	$ 458	456
Additional paid-in capital			$ 6,618,781
Balance Sheet as of December 31, 2020 (audited)
Shareholder’s equity Class A Common Stock	$ 832